S000016627 [Member] Investment Objectives and Goals - Western Asset Corporate Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET CORPORATE BOND FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.